CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES	CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES
a)    Assets

AS AT JUN. 30, 2023 AND DEC. 31, 2022 (MILLIONS)	Other Financial Assets		Accounts Receivable and Other		Inventory
	2023	2022	2023	2022	2023	2022
Current portion	$8,629	$7,565	$20,730	$19,489	$8,955	$9,108
Non-current portion	20,837	19,334	8,333	7,889	4,051	3,735
	$29,466	$26,899	$29,063	$27,378	$13,006	$12,843
b)    Liabilities

AS AT JUN. 30, 2023 AND DEC. 31, 2022 (MILLIONS)	Accounts Payable and Other		Corporate Borrowings		Non-Recourse Borrowings of Managed Entities
	2023	2022	2023	2022	2023	2022
Current portion[1]	$34,908	$33,574	$1,634	$—	$43,393	$43,297
Non-current portion	23,069	23,491	11,984	11,390	162,692	159,387
	$57,977	$57,065	$13,618	$11,390	$206,085	$202,684
1.Current portion of corporate borrowings includes $1.6 billion (December 31, 2022 – $nil) of short-term commercial paper and revolving facility draws.